Taxation - Reconciliation of Statutory Income Tax Rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Change in valuation allowances	¥ 3,244	$ 464	¥ 305	¥ 7,968
Research and development expenses super-deduction	(194,220)	(27,773)	(196,888)	(220,773)
Effect of preferential tax rate	(43,965)	(6,287)	(38,030)	(119,658)
Changes in Unrecognized Tax Benefits	(45,433)	(6,497)	(189,207)	(156,452)
Nondeductible expenses	57,953	8,287	46,990	44,435
Share-based payment awards	(50,358)	(7,201)	(36,002)	(24,912)
Effect of withholding tax on dividend	57,743	8,257	99,519	99,122
Outside basis difference	1,467	210	3,868	5,327
Others	(1,203)	(172)	2,252	(4,751)
Income tax (benefit)/expense	¥ 141,745	$ 20,269	¥ 62,959	¥ 72,155
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Change in valuation Allowances, Percentage	0.20%	0.20%	0.00%	0.40%
Research and development expenses super-deduction, Percentage	(12.60%)	(12.60%)	(11.70%)	(11.20%)
Effect of preferential tax rate, Percentage	(2.90%)	(2.90%)	(2.30%)	(6.00%)
Changes in Unrecognized Tax Benefits, Percentage	(3.00%)	(3.00%)	(11.20%)	(7.80%)
Nondeductible expenses, Percentage	3.80%	3.80%	2.80%	2.20%
Share-based payment awards, Percentage	(3.30%)	(3.30%)	(2.10%)	(1.20%)
Effect of withholding tax on dividend, Percentage	3.80%	3.80%	5.90%	5.00%
Outside basis difference, Percentage	0.10%	0.10%	0.20%	0.30%
Others, Percentage	(0.10%)	(0.10%)	0.10%	(0.20%)
Effective Tax Rate	9.30%	9.30%	3.70%	3.60%
Domestic Tax Jurisdiction [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Tax Rate	¥ 382,967	$ 54,764	¥ 421,577	¥ 499,391
Statutory tax rate difference between Hong Kong and Mainland China	(1,406)	(201)	(3,605)	255
Change in valuation allowances	¥ 10,617	$ 1,518	¥ (19,146)	¥ (11,642)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Tax Rate, Percentage	25.00%	25.00%	25.00%	25.00%
Statutory tax rate difference between Hong Kong and Mainland China, Percentage	(0.10%)	(0.10%)	(0.20%)	0.00%
Change in valuation Allowances, Percentage	0.70%	0.70%	(1.10%)	(0.60%)
Foreign Tax Jurisdiction [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference	¥ (35,685)	$ (5,103)	¥ (28,636)	¥ (45,675)
Other jurisdictions	¥ 24	$ 3	¥ (38)	¥ (480)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Tax Rate Difference, Percentage	(2.30%)	(2.30%)	(1.70%)	(2.30%)
Other foreign jurisdictions, Percentage	0.00%	0.00%	0.00%	0.00%